Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling interests
Non-controlling interests
1 9 .	Non-controlling interests

Non-controlling interests
RMB
Balance as of December 31, 2020	888,055
Net income attributable to non-controlling interests	11,801
Acquisition of additional equity interests in subsidiaries	2,968
Dividend distribution to non-controlling interests holders	(18,083)
Capital contribution from non-controlling interests shareholders (i)	310,677

Balance as of December 31, 2021	1,195,418
Net income attributable to non-controlling interests	13,019
Acquisition of additional equity interests in subsidiaries	(29,558)
Dividend distribution to non-controlling interests holders	(42,307)
Capital contribution from non-controlling interests shareholders (ii)	184,434

Balance as of December 31, 2022	1,321,006

(i)
During the year ended December 31, 2021, a total capital contribution of RMB461,148 was received

from the
non-controlling
shareholders of several subsidiaries of Shan Shan Outlets in which RMB310,677 and RMB150,471 was recorded in non-controlling
interests and additional
paid-in
capital, respectively.

(ii)
During the year ended December 31, 2022, a total capital contribution of RMB191,195 was received

from the
non-controlling
shareholders of several subsidiaries of Shan Shan Outlets in which RMB184,434 and RMB6,761 was recorded in non-controlling
interests and additional
paid-in
capital, respectively.

The schedule below discloses the effect of changes in the Company’s ownership interests in subsidiaries on the Company’s equity:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	5,906,957	4,681,073	6,298,816
Transfers (to) from the non-controlling interests:
(Decrease)increase in the Company’s additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(21,314)	(18,050)	2,453
Increase in the Company’s additional paid-in capital in relation to contribution to its subsidiary	703	—	—
Capital contributions from non-controlling interests	43,148	150,471	6,761

Net transfers from non-controlling interests	22,537	132,421	9,214

Changes to net income attributable to Vipshop Holdings Limited’s shareholders, transfers from non-controlling interests	5,929,494	4,813,494	6,308,030